SCHEDULE COMPONENTS OF INCOME BEFORE INCOME (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Domestic (British Virgin Islands)	$ (4,662,118)	$ (5,154,775)	$ (4,480,003)
Foreign	3,949,519	(2,138,147)	(2,114,439)
Loss before income taxes	$ (8,611,637)	$ (7,292,922)	$ (6,594,442)